PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Plan investments are shares of mutual funds managed by Fidelity. Fidelity is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan for professional, legal, accounting, and other expenses are paid through revenue sharing and, in accordance with the Plan's terms, by direct payment from the Plan’s forfeitures account and amounted to $466,648 for the year ended December 31, 2025. The total revenue used to offset these expenses under the Revenue Credit Program (revenue sharing) was $169,212 for the year ended December 31, 2025. The majority of the remaining expenses represents fees paid by the participants for recordkeeping expenses and fees for individual plan activities, including the setup and maintenance of loans, which amounted to $1,313,801. The Plan also invests in Wabtec stock. Wabtec is the plan sponsor, and therefore, transactions qualify as party-in-interest transactions. Investment income from parties-in-interest transactions amounted to $242,380,563, and interest income from notes receivable from participants amounted to $3,124,442 for the year ended December 31, 2025.